                             MARTIN CURRIE BUSINESS TRUST
                                  EMERGING ASIA FUND








                                  SEMI-ANNUAL REPORT

                                   OCTOBER 31, 1997

                                     (UNAUDITED)

                                                         MCBT EMERGING ASIA FUND

--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1997 (Unaudited)



OBJECTIVE      Long term capital appreciation through active management of a diversified portfolio of equities in Asian countries with emerging markets and developing economies.

LAUNCH DATE    March 24, 1995

FUND SIZE      $33.0m

PERFORMANCE    Total return from May 1, 1997 through October 31, 1997

               -    MCBT - Emerging Asia Fund (excluding all
                    transaction fees)                                 -54.2%
               -    MCBT - Emerging Asia Fund (including all
                    transaction fees)                                 -55.8%
               -    The Morgan Stanley Capital International -
                    Emerging Free Asia Index                          -36.5%

                    Annualized total return from March 24, 1995 through October 31, 1997

               -    MCBT - Emerging Asia Fund (excluding all
                    transaction fees)                                 -25.6%
               -    MCBT - Emerging Asia Fund (including all
                    transaction fees)                                 -26.6%
               -    The Morgan Stanley Capital International -
                    Emerging Free Asia Index                          -15.3%
                    (from April 1, 1995 through October 31, 1997)

PORTFOLIO      Smaller Asian markets have had a torrid time over the last
COMMENTS       six months.  The Fund has under performed the MSCI Emerging Free
               Asia Index. Following considerable economic problems and the enforced devaluation of the Thai baht in July, stock markets and currencies in Malaysia, Thailand, Indonesia, the Philippines and Singapore have continued to slide. Interest rates have risen in attempts to support currencies, and now acute problems in South
               Korea have made a difficult situation worse.

               INDONESIA was a good market for us - until August. Then the rupiah depreciated rapidly and the stock market collapsed. But we regard Indonesia's problems as less acute than those in several other south-east Asian countries, and we are not leaving the market. After strong gains, we sold our holdings in TAIWAN in February and only since the end of this reporting period have we begun to re-enter the market. Because it held up relatively well as the region's other markets tumbled, our performance has suffered.

               We sold our positions in THAILAND in October 1996. Events have more than justified our decision to stay out. We became increasingly concerned with the outlook for Malaysia during the period, and have sold out of the market completely. The PHILIPPINES has been disappointing. Our decision in June to sell two of our main stocks, Seacem (a cement company), and Piltel (the mobile phone operator), proved the right one, as both have continued to fall.

               OUTLOOK

               The region faces fundamental problems. Despite the intercession of the IMF, it remains far from clear that the countries concerned have the political will to reform. China will become increasingly important as the region's driver and we are adding to our investments there. As long term investors, we believe that it is not too early to try and identify the next 'nifty fifty' companies in Asia. That search is one we have begun.

                                                         MCBT EMERGING ASIA FUND

--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1997 (Unaudited)



INVESTMENT     James Fairweather is Chief Investment Officer.  All funds
MANAGER        are managed on a team basis, with a named director heading
PROFILE        each team.

               Tom Walker manages the MCBT Emerging Asia Fund. With ten years investment experience, Tom has been appointed head of the Pacific Basin team. He graduated from Magdalene College, Cambridge with a degree in Law and completed a diploma in accounting at Heriot Watt University in 1983. He qualified as a chartered accountant in 1986 at Peat Marwick before spending six years with Edinburgh Fund Managers plc. He then moved to Hong Kong in 1993 as an investment manager with Barings Asset Management (Asia) Ltd. and joined Martin Currie Investment Management LTD as a director in 1996.

               The Global Asset Allocation Committee sets limits for regional allocation. The managers of the funds are responsible for the selection of countries within those regions, sectors, and stocks.

                                                         MCBT EMERGING ASIA FUND

--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1997 (Unaudited)



ASSET ALLOCATION
(% of net assets)


        [PIE CHART]

- China                  9%
- Indonesia             59%
- Hong Kong              7%
- Philippines           18%
- ST Investment          4%
- Other Net Assets       3%


LARGEST HOLDINGS
BY COUNTRY                                                % OF NET ASSETS

                         INDONESIA

                         Telekominikasi Indonesia                7.6
                         Indorama Synthetics                     6.8

                         CHINA

                         Qingling Motors                         5.3

                         PHILIPPINES

                         Filinvest Land                          5.2

                         HONG KONG

                         First Tractor Limited                   3.5

                                                         MCBT EMERGING ASIA FUND

--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1997 (Unaudited)


                                                                               SHARES             VALUE
                                                                         ----------------    ----------------
COMMON STOCK AND WARRANTS - 93.1%
CHINA - 8.8%
    GUANGSHEN RAILWAY                                                           3,700,000    $      1,148,548
    QINGLING MOTORS                                                             2,700,000           1,763,565
                                                                                             ----------------
      TOTAL CHINA - (COST $2,871,843)                                                               2,912,113
                                                                                             ----------------
HONG KONG - 6.9%
    ANGANG NEW STEEL LIMITED                                                    5,000,000           1,105,866
    FIRST TRACTOR LIMITED                                                       1,500,000           1,164,069
                                                                                             ----------------
      TOTAL HONG KONG - (COST $2,008,938)                                                           2,269,935
                                                                                             ----------------

INDONESIA - 58.8%
    BANK INTERNATIONAL INDONESIA                                                4,249,500             913,554
    CITRAMARGA NUSAPHALA PERSADA                                                5,384,000           1,530,818
    GULF INDONESIA RESOURCES LIMITED *                                             80,177           1,683,717
    HANJAYA MANDALA SAMPOERNA                                                     779,000           1,355,957
    INDAH KIAT PULP & PAPER                                                     4,500,000           1,716,366
    INDORAMA SYNTHETICS                                                         3,700,000           2,232,316
    KALBE FARMA                                                                 2,378,500           1,451,512
    LIPPO BANK                                                                  3,600,000             998,613
    LIPPO LIFE INSURANCE                                                        8,700,000           1,146,325
    LONDON SUMATRA INDONESIA                                                    1,000,000           1,074,896
    PT BANK BIRA                                                                6,019,200             834,840
    RAMAYANA LESTARI SENTOSA                                                    1,150,000           1,945,908
    TELEKOMUNIKASI INDONESIA                                                    2,720,000           2,527,601
                                                                                             ----------------
      TOTAL INDONESIA - (COST $33,581,696)                                                         19,412,423
                                                                                             ----------------

KOREA - 0.6%
    SHINHAN BANK                                                                   27,542             211,203
                                                                                             ----------------
      TOTAL KOREA - (COST $392,273)                                                                   211,203
                                                                                             ----------------

PHILIPPINES - 18.0%
    BELLE CORPORATION *                                                        16,100,000           1,453,315
    BELLE CORPORATION, WARRANTS *                                               3,220,000                 400
    FILINVEST LAND                                                             19,200,000           1,733,145
    METRO BANK & TRUST                                                            207,600           1,434,753
    METRO PACIFIC                                                              19,733,000           1,313,678
                                                                                             ----------------
      TOTAL PHILIPPINES - (COST $15,164,570)                                                        5,935,291
                                                                                             ----------------

TOTAL COMMON STOCK AND WARRANTS - (COST $54,019,320) +                                             30,740,965
                                                                                             ----------------


                                                                            PRINCIPAL
                                                                              AMOUNT
                                                                         ----------------
SHORT TERM INVESTMENT - 3.9%
    STATE STREET BANK AND TRUST REPURCHASE AGREEMENT,
      5.150%, 11/03/1997 (a)                                             $      1,295,000           1,295,000
                                                                                             ----------------

TOTAL SHORT TERM INVESTMENT - (COST $1,295,000)                                                     1,295,000
                                                                                             ----------------

TOTAL INVESTMENTS - (COST  $55,314,320) - 97.0%                                                    32,035,965
CASH, RECEIVABLES AND OTHER ASSETS, LESS LIABILITIES - 3.0%                                         1,004,717
                                                                                             ----------------
NET ASSETS - 100.0%                                                                          $     33,040,682
                                                                                             ----------------
                                                                                             ----------------


See notes to financial statements.

                                                         MCBT EMERGING ASIA FUND

--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 1997 (Unaudited)


*   Non-income producing security.
(a) The repurchase agreement, dated 10/31/97, $1,295,000 par due 11/03/97, is collateralized by United States Treasury Notes, 5.875%, due 8/31/99, with a market value of $1,320,963.

+ Percentages of long term investments are presented in the portfolio by country. Percentages of long term investments by industry are as follows:
    Agricultural Machinery 3.5%, Agricultural Operations 3.3%, Automobiles 5.3%, Banks 13.3%, Commercial Services 4.6%, Conglomerates 4.0%, Drugs & Health Care 4.4%, Insurance 3.5%, Metals 3.3%, Oil & Gas 5.1%, Paper 5.2%, Real Estate 9.6%, Retail 5.9%, Telecommunications Services 7.7%, Textiles 6.8%, Tobacco 4.1%, Transportation 3.5%.



See notes to financial statements.

                                                         MCBT EMERGING ASIA FUND

--------------------------------------------------------------------------------
                                             STATEMENT OF ASSETS AND LIABILITIES
                                                    OCTOBER 31, 1997 (Unaudited)



ASSETS
  Investments in securities, at value (cost $54,019,320) (Note B)                 $     30,740,965
  Investments in repurchase agreements, at value (Note B)                                1,295,000
                                                                                  ----------------
    Total Investments                                                                   32,035,965
  Cash                                                                                     606,295
  Foreign currency, at value (cost $158,421) (Note B)                                      144,266
  Receivable for investments sold                                                          478,369
  Dividend and interest receivable                                                             185
  Prepaid insurance                                                                          5,401
  Deferred organization expenses (Note B)                                                    5,912
                                                                                  ----------------
    TOTAL ASSETS                                                                        33,276,393
                                                                                  ----------------
LIABILITIES
  Management fee payable (Note C)                                                          159,499
  Administration fee payable (Note C)                                                        1,349
  Trustees fees payable (Note C)                                                             1,492
  Accrued expenses and other liabilities                                                    73,371
                                                                                  ----------------
    TOTAL LIABILITIES                                                                      235,711
                                                                                  ----------------
TOTAL NET ASSETS                                                                  $     33,040,682
                                                                                  ----------------
                                                                                  ----------------
COMPOSITION OF NET ASSETS:
  Paid-in-capital                                                                 $     81,744,576
  Undistributed net investment income                                                        1,403
  Accumulated net realized loss on investment and foreign currency transaction         (25,408,094)
  Net unrealized depreciation on investment and foreign currency transactions          (23,297,203)
                                                                                  ----------------
TOTAL NET ASSETS                                                                  $     33,040,682
                                                                                  ----------------
                                                                                  ----------------
NET ASSET VALUE PER SHARE                                                         $           4.41
($33,040,682 / 7,495,423 shares of beneficial interest outstanding)               ----------------
                                                                                  ----------------


See notes to financial statements.

                                                         MCBT EMERGING ASIA FUND
--------------------------------------------------------------------------------
                                                         STATEMENT OF OPERATIONS
                                   SIX MONTHS ENDED OCTOBER 31, 1997 (Unaudited)


INVESTMENT INCOME
  Interest income                                                                 $         89,222
  Dividend income                                                                          757,212
  Foreign taxes withheld                                                                  (119,596)
                                                                                  ----------------
    TOTAL INVESTMENT INCOME                                                                726,838
                                                                                  ----------------
EXPENSES
  Management fee (Note C)                                                                  482,035
  Custodian fee                                                                            159,340
  Administration fee (Note C)                                                               25,595
  Audit fee                                                                                 12,602
  Legal fees                                                                                 4,915
  Transfer agent fee                                                                         3,579
  Trustee fees (Note C)                                                                      1,343
  Amortization of deferred organization expenses                                             1,284
  Miscellaneous expenses                                                                    10,396
  Fees and expenses waived by the investment manager (Note C)                              (58,335)
                                                                                  ----------------
    TOTAL EXPENSES                                                                         642,754
                                                                                  ----------------
NET INVESTMENT INCOME                                                                       84,084
                                                                                  ----------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY
  Net realized loss on investments                                                     (14,899,935)
  Net realized loss on foreign currency transactions                                      (133,663)
  Net unrealized depreciation on:
    Investments                                                                        (23,990,236)
    Foreign currency transactions                                                          (34,621)
                                                                                  ----------------
NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                              (39,058,455)
                                                                                  ----------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                        $    (38,974,371)
                                                                                  ----------------
                                                                                  ----------------


See notes to financial statements.

                                                         MCBT EMERGING ASIA FUND

--------------------------------------------------------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS



                                                                 Six Months
                                                                    Ended               Year
                                                              October 31, 1997          Ended
                                                                 (Unaudited)       April 30, 1997
                                                              ----------------    ----------------
NET ASSETS at beginning of period                             $     84,384,554    $    129,326,397
DECREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                                          84,084          (1,132,121)
  Net realized loss on investment transactions                     (14,899,935)        (10,462,605)
  Net realized loss on foreign currency transactions                  (133,663)           (251,855)
  Net unrealized appreciation (depreciation) on:
    Investments                                                    (23,990,236)        (10,666,199)
    Foreign currency transactions                                      (34,621)             17,243
                                                              ----------------    ----------------
  Net decrease in net assets from operations                       (38,974,371)        (22,495,537)
                                                              ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS:
  In excess of net investment income                                         0            (119,214)
  In excess of net realized gains                                            0          (3,999,558)
                                                              ----------------    ----------------
  Total distributions                                                        0          (4,118,772)
                                                              ----------------    ----------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sales of shares                                    593,526          33,631,104
  Reinvestment of dividends and distributions to shareholders                0           4,115,185
  Cost of shares repurchased                                       (13,193,000)        (57,682,075)
  Paid in capital from subscription and redemption fees                229,973           1,608,252
                                                              ----------------    ----------------
  Total decrease in net assets from capital share transactions     (12,369,501)        (18,327,534)
                                                              ----------------    ----------------
NET DECREASE IN NET ASSETS                                         (51,343,872)        (44,941,843)
                                                              ----------------    ----------------
NET ASSETS at end of period (includes undistributed net       $     33,040,682    $     84,384,554
  investment income (loss) of $1,403 and $(82,681),           ----------------    ----------------
  respectively)                                               ----------------    ----------------

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                           62,201           2,990,256
  Shares issued in reinvestment of distributions to shareholders             0             381,036
  Less shares repurchased                                           (1,326,417)         (5,074,489)
                                                              ----------------    ----------------
  Net share transactions                                            (1,264,216)         (1,703,197)
                                                              ----------------    ----------------
                                                              ----------------    ----------------


See notes to financial statements.

                                                         MCBT EMERGING ASIA FUND

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
                                          FOR A SHARE OUTSTANDING FOR THE PERIOD




                                                      Six Months
                                                         Ended              Year (5)             Year (5)       March 24, 1995 *
                                                   October 31, 1997          Ended               Ended              through
                                                      (Unaudited)        April 30, 1997      April 30, 1996      April 30, 1995
                                                   ----------------     ----------------    ----------------    ----------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period               $          9.630     $         12.360    $          9.980    $         10.000

Net investment income(loss)                                   0.010                (.101)             (0.029)              0.009
Net realized and unrealized gain(loss) on
    investment and foreign currency transactions             (5.315)              (2.503)              2.446              (0.029)
                                                   ----------------     ----------------    ----------------    ----------------
Total from investment operations                             (5.305)              (2.604)              2.417              (0.020)
                                                   ----------------     ----------------    ----------------    ----------------
Less distributions:
    In excess of net investment income                        0.000               (0.009)              0.000               0.000
    Net realized gains                                        0.000                0.000              (0.209)              0.000
    In excess of net realized gains                           0.000               (0.305)              0.000               0.000
                                                   ----------------     ----------------    ----------------    ----------------
Total distributions                                           0.000               (0.314)             (0.209)              0.000
                                                   ----------------     ----------------    ----------------    ----------------
Paid in capital from subscription and
    redemption fees (Note B)                                  0.085                0.188               0.172               0.000
                                                   ----------------     ----------------    ----------------    ----------------

Net asset value, end of period                     $          4.410     $          9.630    $         12.360    $          9.980
                                                   ----------------     ----------------    ----------------    ----------------
                                                   ----------------     ----------------    ----------------    ----------------

TOTAL INVESTMENT RETURN (1) (2)                              (54.21)%             (19.82)%             26.30%              (0.20)%
                                                   ----------------     ----------------    ----------------    ----------------
                                                   ----------------     ----------------    ----------------    ----------------
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period                          $     33,040,682     $     84,384,554    $    129,326,397    $     42,027,699
Operating expenses, net, to average net
    assets (Note C)                                           2.00% (3)            1.89%               1.93%               1.85%(3)
Operating expenses, gross, to average
    net assets (Note C)                                       2.18% (3)            1.98%               2.18%               2.57%(3)
Net investment income(loss) to average net assets             0.26% (3)          (0.89)%             (0.27)%               0.96%(3)
Portfolio turnover rate                                         72%                 118%                 65%                  0%
Average commission rate per share (4)              $        0.0055      $         0.0079    $         0.0124                 N/A
Per share amount of fees waived (Note C)           $         0.007      $          0.011    $          0.027    $          0.007


--------------------------------------------------------------------------------

*   Commencement of investment operations.
(1) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees. Total return would have been lower had certain expenses not been waived.
(2) Periods less than one year are not annualized.
(3) Annualized.
(4) The average commission rate paid is applicable for Funds that invest greater than 10% of average net assets in equity transactions on which commissions are charged. This disclosure is required for fiscal periods beginning on or after September 1, 1995.
(5) The per share amounts were computed using a monthly average number of shares outstanding during the year.

See notes to financial statements.

                                                         MCBT EMERGING ASIA FUND

--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS


NOTE A - ORGANIZATION
Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust offers seven funds which have differing investment objectives and policies: Global Growth Fund, Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund, Emerging Americas Fund, Emerging Asia Fund and the EMEA Fund, (the "Funds"). The MCBT Emerging Asia Fund (the "Fund") commenced investment operations on March 24, 1995. The Fund's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value.


NOTE B - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF INVESTMENTS - The Fund's portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Options and futures contracts are valued at the last sale price on the market where such options or futures contract is principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith by the Trustees of the Fund, or by persons acting pursuant to procedures established by the Trustees.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on the date of any determination of net asset value of the Fund. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into forward foreign currency contracts.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

                                                         MCBT EMERGING ASIA FUND

--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)



FOREIGN CURRENCY TRANSLATIONS (CONTINUED) - Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency.

EXPENSES - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a particular Fund are either split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Board of Trustees may direct or approve. Certain costs incurred in connection with the organization of the Trust and each Fund have been deferred and are being amortized on a straight line basis over a five year period starting on each Fund's commencement of operations.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be reinvested in shares of the Fund at the net asset value unless the shareholder elects in the subscription agreement either to receive cash in respect of all distributions or to receive cash with respect to distributions of income and to reinvest in shares of the Fund with respect to distributions of realized capital gains. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for passive foreign investment companies (PFIC's), foreign currency transactions, losses deferred due to wash sales, post October 31 losses and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

PURCHASES AND REDEMPTIONS OF FUND SHARES - There is a purchase premium for cash investments into the Fund of 1.75% of the amount invested and a redemption fee on cash redemptions of 1.75% of the amount redeemed. All purchase premiums and redemption fees are paid to and retained by the Fund and are recorded as paid-in-capital by the Fund. These fees are intended to offset brokerage and transaction costs arising in connection with the purchase and redemption. The purchase and redemption fees may be waived by the Manager, however, if these brokerage and transaction costs are minimal or in other circumstances at the Manager's discretion. For the six months ended October 31, 1997, $4,783 was collected in purchase premiums and $225,190 was collected in redemption fees.

INCOME TAXES - Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their taxable income, including realized capital gains, if any, for the fiscal year. In addition, by distributing substantially all of their net investment income, realized capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

                                                         MCBT EMERGING ASIA FUND

--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)


ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.


NOTE C - AGREEMENTS AND FEES
The Fund has entered into a Management Contract with Martin Currie Inc. (the "Investment Manager"), a wholly owned subsidiary of Martin Currie Ltd. Under the Management Contract, the Fund pays the Investment Manager a quarterly management fee at the annual rate of 1.50% of the Fund's average net assets. Prior to September 20, 1996 the Investment Manager had voluntarily agreed to limit its fee to 1.25% of the Fund's average net assets.

The Investment Manager has also voluntarily undertaken to reduce its fee until further notice to the extent necessary to limit the Fund's annual expenses (including the management fee but excluding brokerage commissions, transfer taxes, and extraordinary expenses) to 2.00% of the Fund's average net assets on an annualized basis. For the six months ended October 31, 1997, the Investment Manager has waived $58,335 of its fees.

State Street Bank and Trust Company (the "Administrator") serves as administrator of the Fund. The Administrator performs certain administrative services for the Fund. The Fund pays the Administrator a fee at the rate of 0.08% of the Fund's average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements, plus certain out of pocket costs. State Street Bank and Trust Company also receives fees and compensation of expenses for certain custodian and transfer agent services.

Trustees of the Trust who are not interested persons receive aggregate annual fees of $20,000 ($10,000 per Trustee).


NOTE D - INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the six months ended October 31, 1997 were $41,412,839 and $54,263,488, respectively.

The identified cost of investments in securities and repurchase agreements owned for federal income tax purposes and their respective gross unrealized appreciation and depreciation at October 31, 1997 were as follows:

               IDENTIFIED           GROSS UNREALIZED             NET UNREALIZED
                  COST         APPRECIATION   (DEPRECIATION)      DEPRECIATION
              -----------     -------------   --------------     --------------
              $55,314,320     $     950,401   $ (24,228,756)     $  (23,278,355)


NOTE E - PRINCIPAL SHAREHOLDERS
As of October 31, 1997 there was one shareholder who owned greater than 10% of the Fund's outstanding shares, representing 28% of the Fund.

                                                         MCBT EMERGING ASIA FUND

--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)


NOTE F - CONCENTRATION OF RISK
The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange) in emerging markets. Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

The risks of investing in foreign securities may be heightened in the case of investments in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization, restrictions on foreign ownership, imposition of withholding taxes on dividend or interest payments and capital gains, or prohibitions on repatriation of assets, and may have less protection for property rights than more developed countries. Political change or instability may adversely affect the economies and securities markets of such countries. The economies of individual countries may differ favorably or unfavorably and significantly form the U. S. economy in such respects as growth of gross domestic product or gross national product, diversification, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, dependence on foreign assistance, vulnerability to change in trade conditions, structural unemployment and balance of payments position.

                             MARTIN CURRIE BUSINESS TRUST


                                 -------------------


                                TRUSTEES  AND OFFICERS

                     C. James P. Dawnay, TRUSTEE AND PRESIDENT *
                               Simon D. Eccles, TRUSTEE
                            Patrick R. Wilmerding, TRUSTEE
                    Colin Winchester, VICE PRESIDENT AND TREASURER
                           J. Grant Wilson, VICE PRESIDENT
                            Julian M.C. Livingston, CLERK

                                 * INTERESTED TRUSTEE

                                 -------------------



                                  INVESTMENT MANAGER

                                 Martin Currie, Inc.
                                    Saltire Court
                                  20 Castle Terrace
                                  Edinburgh EH1 2ES
                                 011-44-131-229-5252

                                  Regulated by IMRO

                      Registered Investment Adviser with the SEC

                                 -------------------



--------------------------------------------------------------------------------
The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Private Placement Memorandum which contains important information concerning the Fund and its current offering of shares.
--------------------------------------------------------------------------------